PROVISIONS AND CONTINGENT LIABILITIES - Changes in provisions of financial guarantees and loan commitments (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	$ (25,674,195)
Ending Balance	(37,570,270)	$ (25,674,195)
Stage Three
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	(1,031,773)
Ending Balance	(1,318,452)	(1,031,773)
Stage Three | Allowance
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	752,028
Ending Balance	843,307	752,028
Financial guarantees and loan commitments | Allowance
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	254,619	281,906
Provisions recognised during the period	170,305	77,697
Provisions reversed during the period	(136,287)	(87,442)
Translation adjustment	12,785	(17,542)
Ending Balance	301,422	254,619
Financial guarantees and loan commitments | Stage One | Allowance
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	158,337	140,574
Transfers	5,186	34,443
Transfer to stage 1	12,161	33,530
Transfer to stage 2	(4,383)	2,384
Transfer to stage 3	(2,592)	(1,471)
Provisions recognised during the period	74,787	56,254
Provisions reversed during the period	(91,105)	(60,779)
Translation adjustment	8,851	(12,155)
Ending Balance	156,056	158,337
Financial guarantees and loan commitments | Stage Two | Allowance
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	45,058	82,615
Transfers	4,587	(23,490)
Transfer to stage 1	(6,950)	(24,858)
Transfer to stage 2	14,688	4,992
Transfer to stage 3	(3,151)	(3,624)
Provisions recognised during the period	51,131	11,515
Provisions reversed during the period	(26,271)	(20,306)
Translation adjustment	3,875	(5,276)
Ending Balance	78,380	45,058
Financial guarantees and loan commitments | Stage Three | Allowance
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	51,224	58,717
Transfers	(9,773)	(10,953)
Transfer to stage 1	(5,211)	(8,672)
Transfer to stage 2	(10,305)	(7,376)
Transfer to stage 3	5,743	5,095
Provisions recognised during the period	44,387	9,928
Provisions reversed during the period	(18,911)	(6,357)
Translation adjustment	59	(111)
Ending Balance	$ 66,986	$ 51,224